Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Disclosure

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officers (“PEOs”) and Non-PEO NEOs and for Company performance for the fiscal years listed below. Because this is a first-time disclosure requirement the Talent & Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the fiscal years shown.

Fiscal Year (a)	Summary Compensation Table Total for Douglas Merritt(1) ($) (b)	Summary Compensation Table Total for Graham Smith(1) (b)	Summary Compensation Table Total for Gary Steele(1) (b)	Compensation Actually Paid to Douglas Merritt(1)(2)(3) ($) (c)	Compensation Actually Paid to Graham Smith(1)(2)(3) (c)	Compensation Actually Paid to Gary Steele(1)(2)(3) (c)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($) (d)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($) (e)	Value of Initial Fixed $100 Investment based on:(4) TSR ($) (f)	Peer Group TSR ($) (g)	Net Income ($ Millions) (h)	Annual Recurring Revenue ($ Millions)(5) (i)
2023	—	2,565,414	51,212,720	—	2,570,889	37,064,247	10,612,484	(1,734,674)	61.68	117.81	(278)	3,674
2022	21,542,243	3,010,388	—	8,804,253	2,981,434	—	13,116,419	6,125,302	79.81	143.77	(1,339)	3,117
2021	27,383,811	—	—	32,999,889	—	—	10,832,289	4,928,142	106.29	147.84	(908)	2,365

Company Selected Measure Name	Annual Recurring Revenue
Named Executive Officers, Footnote [Text Block]
(1)	Mr. Merritt was a PEO in fiscal 2021 and fiscal 2022. Mr. Smith was a PEO in fiscal 2022 and fiscal 2023. Mr. Steele became our PEO in fiscal 2023. The individuals comprising the Non-PEO NEOs for each fiscal year presented are listed below.
FY 2021	FY 2022	FY 2023
Scott Morgan	Scott Morgan	Scott Morgan
Jason Child	Jason Child	Jason Child
Susan St. Ledger	Timothy Tully	Shawn Bice
Timothy Tully	Shawn Bice	Teresa Carlson
	Teresa Carlson	Brian Roberts

Peer Group Issuers, Footnote [Text Block]
(4)	The Peer Group TSR set forth in this table utilizes the S&P Software & Services Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the fiscal year ended January 31, 2023. The comparison assumes $100 was invested for the period starting January 31, 2020, through the end of the listed fiscal year in the Company and in the S&P Software & Services Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote [Text Block]
(3)	Compensation Actually Paid is a misnomer. Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Exclusion of Stock Awards is an exclusion of the grant date fair value of equity awards granted in the fiscal year from the corresponding SCT total compensation value for that fiscal year. Inclusion of Equity Values shows the fair value of the equity awards after adjusting them to reflect post-grant year-over-year increases/decreases in the price of our common stock. Because Compensation Actually Paid excludes the grant date fair value of equity awards and, instead, includes such post-grant year-over-year increases/decreases in the fair value of equity awards, Compensation Actually Paid reflects a marked-to-market adjustment to equity awards that are not vested, and consequently does not in fact reflect “Compensation Actually Paid.” Fair values are calculated based on the following assumptions (1) for RSU awards, the closing price of our common stock on the applicable measurement date and (2) for PSU awards, a Monte Carlo simulation as of the applicable measurement date based on the risk-free rate, dividend yield and volatility assumptions as of the applicable measurement date.
Fiscal Year	Summary Compensation Table Total for Douglas Merritt ($)	Exclusion of Stock Awards for Douglas Merritt ($)	Inclusion of Equity Values for Douglas Merritt ($)	Compensation Actually Paid to Douglas Merritt ($)
2022	21,542,243	(18,620,603)	5,882,613	8,804,253
2021	27,383,811	(25,351,450)	30,967,528	32,999,889

Fiscal Year	Summary Compensation Table Total for Graham Smith ($)	Exclusion of Stock Awards for Graham Smith ($)	Inclusion of Equity Values for Graham Smith ($)	Compensation Actually Paid to Graham Smith ($)
2023	2,565,414	(197,403)	202,878	2,570,889
2022	3,010,388	(269,398)	240,444	2,981,434

Fiscal Year	Summary Compensation Table Total for Gary Steele ($)	Exclusion of Stock Awards for Gary Steele ($)	Inclusion of Equity Values for Gary Steele ($)	Compensation Actually Paid to Gary Steele ($)
2023	51,212,720	(42,154,016)	28,005,543	37,064,247

Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	10,612,484	(8,293,763)	(4,053,396)	(1,734,674)
2022	13,116,419	(9,705,383)	2,714,267	6,125,302
2021	10,832,289	(9,935,108)	4,030,960	4,928,142

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Fiscal Year	Fiscal Year-End Fair Value of Equity Awards Granted During Fiscal Year That Remained Unvested as of Last Day of Fiscal Year for Douglas Merritt ($)	Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year of Unvested Equity Awards for Douglas Merritt ($)	Vesting-Date Fair Value of Equity Awards Granted During Fiscal Year that Vested During Fiscal Year for Douglas Merritt ($)	Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards that Vested During Fiscal Year for Douglas Merritt ($)	Fair Value at Last Day of Prior Fiscal Year of Equity Awards Forfeited During Fiscal Year for Douglas Merritt ($)	Total - Inclusion of Equity Values for Douglas Merritt ($)
2022	23,293,851	(11,166,594)	0	(6,244,644)	0	5,882,613
2021	31,145,510	(1,551,657)	0	1,373,675	0	30,967,528

Fiscal Year	Fiscal Year-End Fair Value of Equity Awards Granted During Fiscal Year That Remained Unvested as of Last Day of Fiscal Year for Graham Smith ($)	Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year of Unvested Equity Awards for Graham Smith ($)	Vesting-Date Fair Value of Equity Awards Granted During Fiscal Year that Vested During Fiscal Year for Graham Smith ($)	Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards that Vested During Fiscal Year for Graham Smith ($)	Fair Value at Last Day of Prior Fiscal Year of Equity Awards Forfeited During Fiscal Year for Graham Smith ($)	Total - Inclusion of Equity Values for Graham Smith ($)
2023	110,231	0	104,644	(11,997)	0	202,878
2022	132,223	0	141,080	(32,859)	0	240,444

Fiscal Year	Fiscal Year-End Fair Value of Equity Awards Granted During Fiscal Year That Remained Unvested as of Last Day of Fiscal Year for Gary Steele ($)	Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year of Unvested Equity Awards for Gary Steele ($)	Vesting-Date Fair Value of Equity Awards Granted During Fiscal Year that Vested During Fiscal Year for Gary Steele ($)	Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards that Vested During Fiscal Year for Gary Steele ($)	Fair Value at Last Day of Prior Fiscal Year of Equity Awards Forfeited During Fiscal Year for Gary Steele ($)	Total - Inclusion of Equity Values for Gary Steele ($)
2023	28,005,543	0	0	0	0	28,005,543

Fiscal Year	Average Fiscal Year-End Fair Value of Equity Awards Granted During Fiscal Year That Remained Unvested as of Last Day of Fiscal Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Fiscal Year that Vested During Fiscal Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards that Vested During Fiscal Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Fiscal Year of Equity Awards Forfeited During Fiscal Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	2,337,939	(383,650)	0	(62,219)	(5,945,466)	(4,053,396)
2022	10,110,061	(1,869,287)	0	(941,003)	(4,585,504)	2,714,267
2021	8,698,352	(382,833)	0	545,701	(4,830,260)	4,030,960

Non-PEO NEO Average Total Compensation Amount	$ 10,612,484	$ 13,116,419	$ 10,832,289
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,734,674)	6,125,302	4,928,142
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)	Compensation Actually Paid is a misnomer. Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Exclusion of Stock Awards is an exclusion of the grant date fair value of equity awards granted in the fiscal year from the corresponding SCT total compensation value for that fiscal year. Inclusion of Equity Values shows the fair value of the equity awards after adjusting them to reflect post-grant year-over-year increases/decreases in the price of our common stock. Because Compensation Actually Paid excludes the grant date fair value of equity awards and, instead, includes such post-grant year-over-year increases/decreases in the fair value of equity awards, Compensation Actually Paid reflects a marked-to-market adjustment to equity awards that are not vested, and consequently does not in fact reflect “Compensation Actually Paid.” Fair values are calculated based on the following assumptions (1) for RSU awards, the closing price of our common stock on the applicable measurement date and (2) for PSU awards, a Monte Carlo simulation as of the applicable measurement date based on the risk-free rate, dividend yield and volatility assumptions as of the applicable measurement date.
Fiscal Year	Summary Compensation Table Total for Douglas Merritt ($)	Exclusion of Stock Awards for Douglas Merritt ($)	Inclusion of Equity Values for Douglas Merritt ($)	Compensation Actually Paid to Douglas Merritt ($)
2022	21,542,243	(18,620,603)	5,882,613	8,804,253
2021	27,383,811	(25,351,450)	30,967,528	32,999,889

Fiscal Year	Summary Compensation Table Total for Graham Smith ($)	Exclusion of Stock Awards for Graham Smith ($)	Inclusion of Equity Values for Graham Smith ($)	Compensation Actually Paid to Graham Smith ($)
2023	2,565,414	(197,403)	202,878	2,570,889
2022	3,010,388	(269,398)	240,444	2,981,434

Fiscal Year	Summary Compensation Table Total for Gary Steele ($)	Exclusion of Stock Awards for Gary Steele ($)	Inclusion of Equity Values for Gary Steele ($)	Compensation Actually Paid to Gary Steele ($)
2023	51,212,720	(42,154,016)	28,005,543	37,064,247

Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	10,612,484	(8,293,763)	(4,053,396)	(1,734,674)
2022	13,116,419	(9,705,383)	2,714,267	6,125,302
2021	10,832,289	(9,935,108)	4,030,960	4,928,142

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Fiscal Year	Fiscal Year-End Fair Value of Equity Awards Granted During Fiscal Year That Remained Unvested as of Last Day of Fiscal Year for Douglas Merritt ($)	Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year of Unvested Equity Awards for Douglas Merritt ($)	Vesting-Date Fair Value of Equity Awards Granted During Fiscal Year that Vested During Fiscal Year for Douglas Merritt ($)	Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards that Vested During Fiscal Year for Douglas Merritt ($)	Fair Value at Last Day of Prior Fiscal Year of Equity Awards Forfeited During Fiscal Year for Douglas Merritt ($)	Total - Inclusion of Equity Values for Douglas Merritt ($)
2022	23,293,851	(11,166,594)	0	(6,244,644)	0	5,882,613
2021	31,145,510	(1,551,657)	0	1,373,675	0	30,967,528

Fiscal Year	Fiscal Year-End Fair Value of Equity Awards Granted During Fiscal Year That Remained Unvested as of Last Day of Fiscal Year for Graham Smith ($)	Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year of Unvested Equity Awards for Graham Smith ($)	Vesting-Date Fair Value of Equity Awards Granted During Fiscal Year that Vested During Fiscal Year for Graham Smith ($)	Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards that Vested During Fiscal Year for Graham Smith ($)	Fair Value at Last Day of Prior Fiscal Year of Equity Awards Forfeited During Fiscal Year for Graham Smith ($)	Total - Inclusion of Equity Values for Graham Smith ($)
2023	110,231	0	104,644	(11,997)	0	202,878
2022	132,223	0	141,080	(32,859)	0	240,444

Fiscal Year	Fiscal Year-End Fair Value of Equity Awards Granted During Fiscal Year That Remained Unvested as of Last Day of Fiscal Year for Gary Steele ($)	Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year of Unvested Equity Awards for Gary Steele ($)	Vesting-Date Fair Value of Equity Awards Granted During Fiscal Year that Vested During Fiscal Year for Gary Steele ($)	Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards that Vested During Fiscal Year for Gary Steele ($)	Fair Value at Last Day of Prior Fiscal Year of Equity Awards Forfeited During Fiscal Year for Gary Steele ($)	Total - Inclusion of Equity Values for Gary Steele ($)
2023	28,005,543	0	0	0	0	28,005,543

Fiscal Year	Average Fiscal Year-End Fair Value of Equity Awards Granted During Fiscal Year That Remained Unvested as of Last Day of Fiscal Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Fiscal Year that Vested During Fiscal Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards that Vested During Fiscal Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Fiscal Year of Equity Awards Forfeited During Fiscal Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	2,337,939	(383,650)	0	(62,219)	(5,945,466)	(4,053,396)
2022	10,110,061	(1,869,287)	0	(941,003)	(4,585,504)	2,714,267
2021	8,698,352	(382,833)	0	545,701	(4,830,260)	4,030,960

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid and Cumulative Company TSR

The compensation actually paid to Mr. Merritt, as computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $8,804,253 and $32,999,889 for fiscal 2022 and 2021, respectively. The compensation actually paid to Mr. Smith, as computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $2,570,889 and $2,981,434 for fiscal 2023 and 2022, respectively. The compensation actually paid to Mr. Steele, as computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $37,064,247 for fiscal 2023. The average amount of compensation actually paid to the Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K, was ($1,734,674), $6,125,302, and $4,928,142 for fiscal 2023, 2022, and 2021, respectively.

The TSR of the Company, assuming an initial fixed $100 investment and computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $61.68, $79.81, and $106.29 for fiscal 2023-2021, 2022-2021 and 2021, respectively. Please see Note 4 for additional information related to the computation of Company TSR.

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid and Net Income

The compensation actually paid to Mr. Merritt, as computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $8,804,253 and $32,999,889 for fiscal 2022 and 2021, respectively. The compensation actually paid to Mr. Smith, as computed in accordance with the requirements of Item 402(v) of Regulation S-K, was 2,570,889 and $2,981,434 for fiscal 2023 and 2022, respectively. The compensation actually paid to Mr. Steele, as computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $37,064,247 for fiscal 2023. The average amount of compensation actually paid to the Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K, was ($1,734,674), $6,125,302, and $4,928,142 for fiscal 2023, 2022, and 2021, respectively.

The net income of the Company was ($278) million, ($1,339) million and ($908) million for fiscal 2023, 2022 and 2021, respectively.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Compensation Actually Paid and ARR

The compensation actually paid to Mr. Merritt, as computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $8,804,253 and $32,999,889 for fiscal 2022 and 2021, respectively. The compensation actually paid to Mr. Smith, as computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $2,570,889 and $2,981,434 for fiscal 2023 and 2022, respectively. The compensation actually paid to Mr. Steele, as computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $37,064,247 for fiscal 2023. The average amount of compensation actually paid to the Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K, was ($1,734,674), $6,125,302, and $4,928,142 for fiscal 2023, 2022 and 2021, respectively.

ARR was $3.674 billion, $3.117 billion and $2.365 billion for fiscal 2023, 2022 and 2021, respectively. Please see Note 5 for additional information related to the computation of ARR.

Total Shareholder Return Vs Peer Group [Text Block]

Cumulative TSR of the Company and Cumulative TSR of the Peer Group

The TSR of the Company, assuming an initial fixed $100 investment and computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $61.68, $79.81, and $106.29 for fiscal 2023-2021, 2022-2021 and 2021, respectively. The TSR of the Company’s peer group (the S&P Software & Services Index), assuming an initial fixed $100 investment and computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $117.81, $143.77 and $147.84 for fiscal 2023-2021, 2022-2021 and 2021, respectively. Please see Note 4 for additional information related to the computation of Company TSR and peer group TSR, respectively.

Tabular List [Table Text Block]

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEOs and other NEOs for fiscal 2023 to Company performance. The measures in this table are not ranked.

ARR
Company TSR versus the TSR of the components of the S&P Software & Services Index
Operating cash flow

Total Shareholder Return Amount	$ 61.68	79.81	106.29
Peer Group Total Shareholder Return Amount	117.81	143.77	147.84
Net Income (Loss)	$ (278,000,000)	$ (1,339,000,000)	$ (908,000,000)
Company Selected Measure Amount	3,674,000,000	3,117,000,000	2,365,000,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Annual Recurring Revenue
Non-GAAP Measure Description [Text Block]
(5)	We determined ARR to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in fiscal 2023. ARR represents the annualized revenue run-rate of active cloud services, term license and maintenance contracts at the end of a reporting period as reported in our Annual Report on Form 10-K for fiscal 2023, but excluding any ARR recognized during the performance period from acquisitions made during fiscal 2023. More information on ARR can be found in “Compensation Discussion and Analysis—Discussion of Our Fiscal 2023 Executive Compensation Program—Components of Our Fiscal 2023 Compensation Program—Annual Cash Bonuses” above. This performance measure may not have been the most important financial performance measure for fiscal 2022 and 2021 and we may determine a different financial performance measure to be the most important financial performance measure in future fiscal years.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Company TSR versus the TSR of the components of the S&P Software & Services Index
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Operating cash flow
P E O 1 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 0	$ 21,542,243	$ 27,383,811
PEO Actually Paid Compensation Amount	0	$ 8,804,253	$ 32,999,889
PEO Name		Mr. Merritt	Mr. Merritt
P E O 1 [Member] | Exclusion Of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (18,620,603)	$ (25,351,450)
P E O 1 [Member] | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		5,882,613	30,967,528
P E O 1 [Member] | Fiscal Year End Fair Value Of Equity Awards Granted During Fiscal Year That Remained Unvested As Of Last Day Of Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		23,293,851	31,145,510
P E O 1 [Member] | Change In Fair Value From Last Day Of Prior Fiscal Year To Last Day Of Fiscal Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(11,166,594)	(1,551,657)
P E O 1 [Member] | Vesting Date Fair Value Of Equity Awards Granted During Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
P E O 1 [Member] | Change In Fair Value From Last Day Of Prior Fiscal Year To Vesting Date Of Unvested Equity Awards That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(6,244,644)	1,373,675
P E O 1 [Member] | Fair Value At Last Day Of Prior Fiscal Year Of Equity Awards Forfeited During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
P E O 1 [Member] | Total Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		5,882,613	30,967,528
P E O 2 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	2,565,414	3,010,388	0
PEO Actually Paid Compensation Amount	$ 2,570,889	$ 2,981,434	0
PEO Name	Mr. Smith	Mr. Smith
P E O 2 [Member] | Exclusion Of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (197,403)	$ (269,398)
P E O 2 [Member] | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	202,878	240,444
P E O 2 [Member] | Fiscal Year End Fair Value Of Equity Awards Granted During Fiscal Year That Remained Unvested As Of Last Day Of Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	110,231	132,223
P E O 2 [Member] | Change In Fair Value From Last Day Of Prior Fiscal Year To Last Day Of Fiscal Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
P E O 2 [Member] | Vesting Date Fair Value Of Equity Awards Granted During Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	104,644	141,080
P E O 2 [Member] | Change In Fair Value From Last Day Of Prior Fiscal Year To Vesting Date Of Unvested Equity Awards That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,997)	(32,859)
P E O 2 [Member] | Fair Value At Last Day Of Prior Fiscal Year Of Equity Awards Forfeited During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
P E O 2 [Member] | Total Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	202,878	240,444
P E O 3 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	51,212,720	0	0
PEO Actually Paid Compensation Amount	$ 37,064,247	0	0
PEO Name	Mr. Steele
P E O 3 [Member] | Exclusion Of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (42,154,016)
P E O 3 [Member] | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	28,005,543
P E O 3 [Member] | Fiscal Year End Fair Value Of Equity Awards Granted During Fiscal Year That Remained Unvested As Of Last Day Of Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	28,005,543
P E O 3 [Member] | Change In Fair Value From Last Day Of Prior Fiscal Year To Last Day Of Fiscal Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
P E O 3 [Member] | Vesting Date Fair Value Of Equity Awards Granted During Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
P E O 3 [Member] | Change In Fair Value From Last Day Of Prior Fiscal Year To Vesting Date Of Unvested Equity Awards That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
P E O 3 [Member] | Fair Value At Last Day Of Prior Fiscal Year Of Equity Awards Forfeited During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
P E O 3 [Member] | Total Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	28,005,543
Non P E O N E Os [Member] | Average Exclusion Of Stock Awards For Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,293,763)	(9,705,383)	(9,935,108)
Non P E O N E Os [Member] | Average Inclusion Of Equity Values For Non P E O N E Os [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,053,396)	2,714,267	4,030,960
Non P E O N E Os [Member] | Average Fiscal Year End Fair Value Of Equity Awards Granted During Fiscal Year That Remained Unvested As Of Last Day Of Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,337,939	10,110,061	8,698,352
Non P E O N E Os [Member] | Average Change In Fair Value From Last Day Of Prior Fiscal Year To Last Day Of Fiscal Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	383,650	(1,869,287)	(382,833)
Non P E O N E Os [Member] | Average Vesting Date Fair Value Of Equity Awards Granted During Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non P E O N E Os [Member] | Average Change In Fair Value From Last Day Of Prior Fiscal Year To Vesting Date Of Unvested Equity Awards That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(62,219)	(941,003)	545,701
Non P E O N E Os [Member] | Average Fair Value At Last Day Of Prior Fiscal Year Of Equity Awards Forfeited During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,945,466)	(4,585,504)	(4,830,260)
Non P E O N E Os [Member] | Total Average Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,053,396)	$ 2,714,267	$ 4,030,960